The Company, basis of presentation and significant accounting policies - Intangible assets and goodwill (Details)	12 Months Ended
Dec. 31, 2022
Amortizable intangible assets
Detailed information on intangible assets
Useful lives	9 years
Non-compete agreements
Detailed information on intangible assets
Useful lives	7 years
Technology
Detailed information on intangible assets
Useful lives	12 years
Internally developed intangibles
Detailed information on intangible assets
Useful lives	6 years
Licenses and distribution agreements
Detailed information on intangible assets
Useful lives	12 years
Customer relationships
Detailed information on intangible assets
Useful lives	16 years
Other
Detailed information on intangible assets
Useful lives	7 years